Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current Trade Receivables
Open accounts	[1]	₪ 475	₪ 512
Checks and credit cards receivables	[1]	173	160
Accrued income	[1]	109	87
Current maturity of long-term receivables	[1]	523	566
Current Trade Receivables	[1]	1,280	1,325
Other Receivables
Prepaid expenses		76	54
Others		13	7
Other receivables		89	61
Trade and other receivables		1,369	1,386
Non-current
Trade receivables	[1]	412	461
Rights of use of communications lines		337	327
Deposits and other receivables		30	1
Loan to a customer		107
Other		9	7
Trade and other receivables		895	796
Trade receivables		₪ 2,264	₪ 2,182

[1]	Net of allowance for doubtful debts